Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
	Mar. 31, 2019	Mar. 31, 2018
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 28,125	¥ 21,169
Payables under securities lending transactions	913	8,206
Obligations to return securities received as collateral	3,087	3,177
Total	32,125	32,552
Overnight and Open [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	3,892	2,290
Payables under securities lending transactions	913	4,647
Obligations to return securities received as collateral	2,572	2,855
Total	7,377	9,792
30 Days or Less [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	18,586	14,328
Payables under securities lending transactions		2,343
Obligations to return securities received as collateral	396	202
Total	18,982	16,873
31-90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	2,824	2,004
Payables under securities lending transactions		1,216
Obligations to return securities received as collateral	117	120
Total	2,941	3,340
Over 90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	2,823	2,547
Obligations to return securities received as collateral	2
Total	¥ 2,825	¥ 2,547